Net gains/(losses) on financial instruments classified as available for sale (Tables)	12 Months Ended
Dec. 31, 2017
Net gains/(losses) on financial instruments classified as available for sale (Tables) [Abstract]
Net gains/(losses) on financial instruments

9.     Net gains/(losses) on financial instruments classified as available for sale

	R$ thousand
	Years ended December 31
	2017	2016	2015
Fixed income securities (1)	49,963	(1,918,595)	(346,032)
Equity securities (1)	437,054	459,223	(577,401)
Dividends received	83,341	117,972	251,623
Total	570,358	(1,341,400)	(671,810)

(1)    Includes impairment losses of R$ 1,729,039 thousand (2016 - R$ 2,106,107 thousand and 2015 - R$ 424,552 thousand).